Notes to the Consolidated Statements of Financial Position - Schedule of Cash, Cash Equivalents and Financial Assets (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash, Cash Equivalents and Financial Assets [Abstract]
Current and non current financial assets (securities and accrued interest)	€ 37,316,756	€ 80,935,197
Cash and cash equivalents	14,983,597	8,051,366
Total assets exposed to the risk	€ 52,300,353	€ 88,986,563